Income taxes - Deferred Income Taxes on Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Deferred tax assets	$ 17,172	$ 13,036
Deferred tax liabilities	(61,704)	(71,100)
Net deferred tax assets (liabilities)	$ (44,532)	$ (58,064)	$ (46,320)